Stock-Based Compensation - Additional Information (Detail) - USD ($)	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013	Jan. 27, 2015
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Historical volatility term	180 days
1995 Employee Stock Purchase Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	0.00%	0.00%	0.00%
Maximum number of shares authorized				20,000,000
Common stock price, percentage of the closing price on applicable offering commencement date				85.00%
Common stock price, percentage of closing price on applicable offering termination date				85.00%
Common stock reserved for issuance	8,953,554
Average risk-free interest rate	0.10%	0.10%	0.10%
Expected term (in years)	6 months	6 months	6 months
Weighted-average grant-date fair value per share	$ 3.61	$ 3.98	$ 4.79
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unearned stock based compensation expense	$ 0
Dividend yield		0.00%
Average risk-free interest rate		1.10%
Expected term (in years)		4 years 1 month
Employee Stock Option [Member] | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement exercise periods	2 years
Employee Stock Option [Member] | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement exercise periods	4 years
Share-based compensation arrangement expiration term	10 years
Restricted Stock Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Purchase price for restricted units, vested	$ 0.001
Restricted Stock Awards | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement exercise periods	2 years
Restricted Stock Awards | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement exercise periods	4 years
Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total withholding payroll taxes	$ 59,900,000
Repurchased or cancelled common stock, shares	3,900,000
Expected shares payment for tax withholding for share-based compensation in next fiscal year, shares	2,100,000
Weighted-average grant-date fair value per share	$ 15.47	$ 15.46	$ 21.51